Accounting information and policies - Disclosure Of Detailed Information about Effects of Hyperinflationary Economies (Details) € in Millions	12 Months Ended
Dec. 31, 2022 EUR (€)
Disclosure Of Summary Of Significant Accounting Policies [Line Items]
Total assets increase / (reduction)	€ 392
Opening retained profit increase / (reduction)	154
Turnover increase / (reduction)	34
Operating profit increase / (reduction)	(39)
Net monetary gain / (loss)	(157)
Argentina
Disclosure Of Summary Of Significant Accounting Policies [Line Items]
Total assets increase / (reduction)	167
Opening retained profit increase / (reduction)	0
Turnover increase / (reduction)	(2)
Operating profit increase / (reduction)	(33)
Net monetary gain / (loss)	(184)
Turkey
Disclosure Of Summary Of Significant Accounting Policies [Line Items]
Total assets increase / (reduction)	225
Opening retained profit increase / (reduction)	154
Turnover increase / (reduction)	36
Operating profit increase / (reduction)	(6)
Net monetary gain / (loss)	€ 27